Shareholders’ equity - Narrative (Details) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	May 31, 2023	Apr. 30, 2023	May 31, 2023	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Common stock, value authorized		$ 140,010,000				$ 140,010,000
Common stock, shares authorized (in shares)		140,010,000				140,010,000
Common stock, par value per share (in USD per share)		$ 1.00				$ 1.00
Transfer to contributed surplus						$ 0
Contributed surplus
Subsidiary, Sale of Stock [Line Items]
Transfer to contributed surplus	$ 97,900,000					97,876,000
Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Transfer to contributed surplus	$ (97,900,000)					$ (97,876,000)
IPO
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)				7,720,000
Offering price (in USD per share)				$ 5.80
Net proceeds from the offering		$ 16,900,000			$ 44,900,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)			910,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)		3,117,143
Offering price (in USD per share)		$ 5.64